Consolidated Statements of Cash Flows - Non-cash Proceeds from Issuance of Common Stock to TIF3 REIT - Narrative (Parenthetical) - Terra Offshore Funds REIT - USD ($)		2 Months Ended
	Mar. 02, 2020	Mar. 01, 2020
Business Combination Common Stock Shares	2,457,684.59	2,116,785.76
Loans held for investment acquired through participation	$ 32,112,257
Proceeds from issuance of common stock	$ 8,600,000